Eaton Vance
Missouri Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.2%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,010,414
Total Corporate Bonds (identified cost $992,470)		$ 1,010,414

Tax-Exempt Municipal Obligations — 94.5%
Security	Principal Amount (000's omitted)	Value
Education — 3.1%
Missouri Health and Educational Facilities Authority, (Saint Louis University), (LOC: Barclays Bank PLC), 2.85%, 10/1/35(1)	$510	$ 510,000
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 2.85%, 3/1/40(1)	2,000	2,000,000
		$ 2,510,000
Electric Utilities — 6.2%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/26	$1,000	$ 1,010,957
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	638,887
Green Bonds, 5.25%, 12/1/40	500	534,821
Springfield, MO, Public Utility Revenue:
4.00%, 8/1/35	1,000	981,514
4.00%, 8/1/36	2,000	1,927,227
		$ 5,093,406
General Obligations — 26.8%
Blue Springs, MO, 4.00%, 3/1/42	$655	$ 609,580
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	440	451,975
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,432,372
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,860	1,874,622
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,881,038
Jackson County Reorganized School District No. 7, MO, 6.00%, 3/1/42(2)	1,000	1,136,219
Kansas City, MO:
3.125%, 2/1/39	1,000	823,119
5.00%, 2/1/43	650	669,880
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kansas City, MO: (continued)
5.00%, 2/1/44	$565	$ 579,323
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	812,323
Nevada R-V School District, MO, 5.00%, 3/1/38	1,400	1,408,755
North Kansas City School District No. 74, MO, 5.00%, 3/1/44(2)	1,000	1,047,835
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,212,348
Puerto Rico:
5.625%, 7/1/29	250	262,064
5.75%, 7/1/31	750	802,978
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,039,000
Springfield School District No. R-12, MO, 2.25%, 3/1/40	1,455	1,007,335
St. Charles County Francis Howell R-III School District, MO, 2.00%, 3/1/40	965	652,977
St. Louis County School District C-2 Parkway, MO, 4.00%, 3/1/41	1,200	1,161,994
University City School District, MO:
0.00%, 2/15/32	530	412,351
0.00%, 2/15/33	1,000	743,243
5.25%, 2/15/44	950	988,083
Warren County School District No. R-III, MO, 5.00%, 3/1/44	915	938,033
		$21,947,447
Hospital — 13.0%
Joplin Industrial Development Authority, MO, (Freeman Health System):
4.00%, 2/15/43	$510	$ 450,630
4.00%, 2/15/44	200	175,907
5.00%, 2/15/41	1,000	1,015,160
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	100	87,644
4.00%, 4/1/45	1,000	880,918
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	861,021
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	1,000	865,524
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	1,788,558
5.00%, 11/15/37	1,125	1,160,945
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,083,808
5.50%, 12/1/48	1,200	1,240,013
		$10,610,128

Eaton Vance
Missouri Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 6.1%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 645,540
3.00%, 11/1/37	975	827,946
3.00%, 11/1/39	605	494,840
3.00%, 11/1/44	870	673,932
3.30%, 12/1/47	347	314,165
3.40%, 11/1/46	896	810,622
4.15%, 11/1/38	275	260,645
4.45%, 11/1/44	465	451,505
4.60%, 11/1/49	495	475,238
		$ 4,954,433
Industrial Development Revenue — 2.0%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,622,518
		$ 1,622,518
Insured - Electric Utilities — 1.4%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 949,221
(NPFG), 5.25%, 7/1/34	215	209,095
		$ 1,158,316
Insured - General Obligations — 3.3%
Mineral Area Community College District, MO, (AGM), 5.00%, 3/1/44	$1,000	$ 1,015,874
St. Louis Board of Education, MO, (AGM), 4.00%, 4/1/43	875	823,223
Valley Park School District, MO, (BAM), 5.50%, 3/1/44	825	862,174
		$ 2,701,271
Insured - Lease Revenue/Certificates of Participation — 5.5%
Kansas City Municipal Assistance Corp., MO, (H. Roe Bartle Convention Center and Infrastructure):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 2,103,355
(AMBAC), 0.00%, 4/15/30	2,105	1,746,779
Missouri Development Finance Board, (City of Independence - Public Safety), (AGC), 5.50%, 12/1/42	590	627,929
		$ 4,478,063
Insured - Special Tax Revenue — 3.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, (AGM), 5.25%, 7/1/28	$2,355	$ 2,510,059
		$ 2,510,059
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 5.0%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,700,077
St. Louis, MO, (Lambert International Airport):
(AGM), 5.00%, 7/1/44	1,250	1,286,706
(NPFG), 5.50%, 7/1/30	1,000	1,110,017
		$ 4,096,800
Lease Revenue/Certificates of Participation — 1.4%
Waynesville R-VI School District, MO, Certificates of Participation, 5.00%, 4/15/44	$1,170	$ 1,185,554
		$ 1,185,554
Senior Living/Life Care — 6.4%
Lees Summit Industrial Development Authority, MO, (John Knox Village), 4.325%, 8/15/47	$1,000	$ 979,442
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	482,574
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/42	1,340	1,330,057
5.25%, 2/1/48	375	371,882
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	502,795
5.00%, 9/1/38	250	250,850
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group):
5.00%, 12/1/35	500	482,780
5.125%, 12/1/45	950	837,162
		$ 5,237,542
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 195,945
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,273,098
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	23,817
		$ 1,492,860
Transportation — 3.3%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,239,615
(AMT), 5.00%, 3/1/46	1,480	1,457,351
		$ 2,696,966

Eaton Vance
Missouri Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 6.1%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$975	$ 866,957
Kansas City, MO, Water Revenue:
5.00%, 12/1/48	2,160	2,227,369
5.00%, 12/1/49	825	848,547
Missouri Environmental Improvement and Energy Resources Authority, (Tri-County Water Authority), 5.00%, 1/1/40	1,000	1,073,453
		$ 5,016,326
Total Tax-Exempt Municipal Obligations (identified cost $79,111,254)		$77,311,689

Taxable Municipal Obligations — 3.5%
Security	Principal Amount (000's omitted)	Value
Education — 2.3%
Curators of the University of Missouri, 5.96%, 11/1/39(4)	$1,860	$ 1,889,828
		$ 1,889,828
General Obligations — 1.2%
Orchard Farm R-V School District, MO, 4.922%, 3/1/40	$1,000	$ 948,272
		$ 948,272
Total Taxable Municipal Obligations (identified cost $2,923,464)		$ 2,838,100
Total Investments — 99.2% (identified cost $83,027,188)		$81,160,203
Other Assets, Less Liabilities — 0.8%		$ 658,699
Net Assets — 100.0%		$81,818,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $195,945 or 0.2% of the Fund's net assets.
(4)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2025, 18.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Missouri Municipal Income Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,010,414	$ —	$ 1,010,414
Tax-Exempt Municipal Obligations	—	77,311,689	—	77,311,689
Taxable Municipal Obligations	—	2,838,100	—	2,838,100
Total Investments	$ —	$81,160,203	$ —	$81,160,203
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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